CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income (loss)	$ 355	$ 2,153	$ 580
Adjusted for the following items:
Equity accounted earnings, net of distributions	2	76	(17)
Impairment reversal (expense), net	(9)	440	263
Depreciation and amortization expense	3,260	2,283	2,165
Gain on acquisitions/dispositions, net	(28)	(1,823)	(274)
Provisions and other items	430	77	282
Deferred income tax expense (recovery)	(736)	(371)	(130)
Changes in non-cash working capital, net	(2,263)	(1,142)	1,336
Cash from (used in) operating activities	1,011	1,693	4,205
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	24,366	10,758	4,357
Repayment of non-recourse subsidiary borrowings of the partnership	(10,946)	(5,031)	(5,069)
Proceeds from corporate borrowings	847	2,006	1,742
Repayment of corporate borrowings	(366)	(997)	(1,132)
Proceeds from other financing	214	144	174
Repayment of other financing	(126)	(130)	(111)
Proceeds from (repayment of) other credit facilities, net	44	343	(520)
Lease liability repayment	(356)	(264)	(229)
Capital provided by others who have interests in operating subsidiaries	5,719	3,667	841
Capital paid to others who have interests in operating subsidiaries	0	(1,336)	(56)
Capital provided by preferred securities holders	1,475	0	0
Partnership units repurchased	(78)	(83)	(56)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(50)	(37)	(37)
Distributions to preferred securities holders	9	0	0
Distributions to Special LP Unitholder	(78)	(79)	0
Distributions to others who have interests in operating subsidiaries	(2,586)	(1,898)	(981)
Cash from (used in) financing activities	18,070	7,063	(1,077)
Acquisitions
Subsidiaries, net of cash acquired	(17,145)	(8,944)	101
Property, plant and equipment and intangible assets	(1,748)	(1,450)	(1,405)
Equity accounted investments	(134)	(6)	(446)
Financial assets and other	(2,959)	(3,412)	(2,372)
Dispositions
Subsidiaries, net of cash disposed	0	349	537
Property, plant and equipment and intangible assets	181	124	41
Equity accounted investments	1	327	0
Financial assets and other	2,596	3,483	1,716
Net settlement of hedges	411	27	179
Restricted cash and deposits	76	576	(685)
Cash from (used in) investing activities	(18,721)	(8,926)	(2,334)
Cash and cash equivalents
Change during the period	360	(170)	794
Impact of foreign exchange	(78)	15	(37)
Balance, beginning of year	2,588	2,743	1,986
Balance, end of year	$ 2,870	$ 2,588	$ 2,743